Share Capital - Share repurchases (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Capital
Shares repurchased	116,908	83,959
Share repurchase cost	$ 5,135	$ 2,304
Average repurchase cost per share	$ 43.92	$ 27.45
Liability for share purchase commitment	$ 350	$ 230
Share capital
Share Capital
Share repurchase cost	1,947	1,382
Liability for share purchase commitment	136	120
Retained earnings
Share Capital
Share repurchase cost	3,188	922
Liability for share purchase commitment	$ 214	$ 110